Interim Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Jun. 30, 2020	Dec. 31, 2019
Ordinary shares authorized	500,000,000	500,000,000
Ordinary shares issued	411,254,463	120,652,683
Ordinary shares outstanding	411,254,463	120,652,683
NIS [Member]
Ordinary share par value	₪ 0.25	₪ 0.25